OTHER PAYABLES AND ACCRUALS (Details)	1 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued operating expenses		¥ 1,385,818,397				¥ 1,549,809,298
Deposits received from suppliers and packaged-tour users		373,423,895				460,648,199
Due to employees for stock option proceeds received on their behalf		88,083,814				250,831,976
Payable for acquisition		125,377,844				157,004,868
Deposit for special bonus program		92,206,022				168,404,481
Interest payable		84,604,548				103,016,365
Accruals for property and equipment		53,582,762				22,855,856
Deferred revenue		18,235,219				12,664,375
Advances received for a potential investment disposal						17,665,162
Payable for Qunar CB holders		1,233,185,395
Others		106,649,754				106,920,667
Total		3,561,167,650			$ 410,459,635	¥ 2,849,821,247
Qunar
Equity interest acquired (as a percent)			45.00%
Purchase consideration	$ 5,103,252,544	¥ 32,541,365,375	¥ 4,500,000,000
Qunar | 2% Interest rate convertible notes due 2021
Minimum change in ownership providing holders of debt, right to convert (as a percent)				10.00%
Qunar | 2% Interest rate convertible notes due 2021
Aggregate principal amount | $				$ 500,000,000
Interest rate (as a percent)				2.00%